Basis of Presentation and Summary of Significant Accounting Policies - Foreign Currency Translation (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) USD ($)	Dec. 31, 2020 USD ($) EUR (€)	Dec. 31, 2019 USD ($) EUR (€)
Euro Member Countries, Euro
Foreign Currency Translation
Closing rate | €	1.4391	1.5608	1.4583
Average rate | €	1.4828	1.5298	1.4856
United States of America, Dollars
Foreign Currency Translation
Closing rate | $	1.2678	1.2732	1.2988
Average rate | $	1.2535	1.3415	1.3269